Income Taxes: Sources and tax effect differences (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Sources and tax effect differences
	2012	2011
Statutory Rate	34.0%	34.0%
State Income Taxes, Net of Federal Benefit	5.8%	-0.4%
Permanent items	-15.7%	0.0%
Change in valuation allowance	-24.1%	1.2%
Prior year true up	-0.1%	-35.2%
Other	0.1%	0.0%
Tax Rate	-0.0%	-0.4%